Financial Assets and Liabilities - Fair Value Movement of Contingent Consideration (Details) - Contingent consideration	12 Months Ended
	Jun. 30, 2019 GBP (£)	Jun. 30, 2018 GBP (£)	Jun. 30, 2018 $ / shares
Reconciliation of changes in contingent liabilities recognised in business combination [abstract]
Fair value, beginning of period	£ 11,314,000	£ 0
Arising on acquisition of Velocity Partners		10,933,000
Movement in fair value recognised in finance cost	5,805,000	126,000
Settlement through issuance of shares	(17,054,000)
Foreign exchange recognised in other comprehensive income	(65,000)	255,000
Fair value, end of period	£ 0	£ 11,314,000
Discounted cash flow | Recurring fair value measurement
Reconciliation of changes in contingent liabilities recognised in business combination [abstract]
Significant unobservable inputs, period of expected future cash flows		3 years
Significant unobservable inputs, fair value of ordinary shares | $ / shares			$ 12.79
Significant unobservable inputs, discount rate		3.00%
Top of range | Discounted cash flow | Recurring fair value measurement
Reconciliation of changes in contingent liabilities recognised in business combination [abstract]
Significant unobservable inputs, expected future cash flows		£ 12,100,000
Bottom of range | Discounted cash flow | Recurring fair value measurement
Reconciliation of changes in contingent liabilities recognised in business combination [abstract]
Significant unobservable inputs, expected future cash flows		£ 0